Stockholders Equity (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Apr. 26, 2023	Sep. 30, 2023
Conversion of stock	61,157
Lind Note private placement
Conversion of stock	10,200,000
Warrants issued		53,333
Exercise price		$ 1.65
Contractual term		term of 5 years and can be exercised for the purchase of one share of common stock of the Company.
Fair value of placement agent		$ 15,467
Common Shares [Member]
Common stock issued and outstanding		20,292,624
Conversion of stock in exchange for vehicle		61,157
Conversion of stock		93,333
Vested RSUs		126,532
Warrants expiring term		of 5 years, expiring on August 8, 2027
Additional stock issued		281,022